Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Promissory Notes

Note 2. Convertible Promissory Notes

On December 4, 2015, the Company issued convertible promissory notes in the aggregate principal amount of $500,000. The convertible promissory notes accrue interest at a rate of 8% per annum, are convertible into the Company’s next preferred stock financing round and are payable following the delivery of a demand by the holders of a majority in interest of the outstanding principal (including the outstanding principal amount under the convertible promissory notes issued on or after November 18, 2016, as described further below) on or after December 4, 2017. In the event of a preferred stock financing, all outstanding principal and unpaid interest under the convertible promissory notes will convert into the shares of the Company’s preferred stock issued in such financing at the price per share paid by the purchasers of such shares and an additional number of shares equal to 15% to 25% of the outstanding principal and unpaid interest based on the amount of time that has passed between the issuance of the convertible promissory notes and the closing of such preferred stock financing.

During the week of November 18, 2016, the Company issued additional convertible promissory notes, and amended the terms of certain of the outstanding convertible promissory notes held by persons who purchased additional convertible promissory notes on or after November 18, 2016. These convertible promissory notes (including the convertible promissory notes issued in December 2015 and amended in connection with the sale of additional convertible promissory notes in November 2016) accrue interest at a rate of 8% per annum, are convertible into the Company’s next preferred stock financing round and are payable following the delivery of a demand by the holders of a majority in interest of the outstanding principal (including the outstanding principal amount under the convertible promissory notes issued in December 2015) on or after December 4, 2017. In the event of a preferred stock financing, all outstanding principal and unpaid interest under the convertible promissory notes (including the amended convertible promissory notes originally issued in December 2015) will convert into the shares of the Company’s preferred stock issued in such financing at the price per share paid by the purchasers of such shares and an additional number of shares equal to 40% of the outstanding principal and unpaid interest. In addition, in the event of a change of control in which the convertible promissory notes (including the amended convertible promissory notes originally issued in December 2015) are repaid, the holders of such notes are entitled to receive 2 to 5 times the amount of the principal based on the proceeds payable to the Company or the Company’s stockholders in connection with such change of control. During the week of November 18, 2016 the Company issued convertible promissory notes in the aggregate principal amount of $197,500 and amended the terms of prior notes in the aggregate principal amount of $275,000 to correspond with the terms of such additional convertible promissory notes. On February 17, 2017 the Company issued an additional convertible promissory note in the principal amount of $100,000.

In connection with the Daré Transaction, described in further detail below, all outstanding convertible promissory notes issued prior to March 31, 2017 were further amended to provide that such notes will convert into shares of Private Daré common stock at a price per share of $0.18727 (subject to stock splits, combinations and similar events) effective as of immediately prior to the closing of the Daré Transaction and that the Daré Transaction would not constitute a change of control, including for purposes of the repayment premium described above. The number of shares of common stock issuable upon conversion of the convertible promissory notes issued prior to March 31, 2017 will be equal to the outstanding principal amount plus accrued interest through March 31, 2017 divided by $0.18727 (subject to stock splits, combinations and similar events), plus, in the case of the convertible promissory notes issued in December 2015, 25% of the principal amount divided by $0.18727 (subject to stock splits, combinations and similar events) and, in the case of the convertible promissory notes issued on or after November 18, 2016 (including certain of the amended convertible promissory notes originally issued in December 2015 the holders of which also participated in the November 2016 note offering), 40% of the principal amount divided by $0.18727 (subject to stock splits, combinations and similar events).

Between April 1, 2017 and June 6, 2017 the Company issued additional convertible promissory notes in the aggregate principal amount of $55,000 pursuant to a new note purchase agreement. One note in the principal amount of $20,000 was issued on May 31, 2017 and two notes in the aggregate principal amount of $35,000 were issued during the first week of June. The new note purchase agreement provides for one or more additional closings through the earlier to occur of September 28, 2017 and the date on which the Cerulean stockholders approve the Daré Transaction, and limits the aggregate principal amount of the convertible promissory notes issued thereunder to $2.0 million. The convertible promissory notes issued pursuant to the May 31, 2017 note purchase agreement bear an annual interest rate of 8% and will automatically convert immediately prior to closing of the transaction into the number of shares of Private Daré common stock equal to 120% of the original principal amount of each such note divided by $0.38. The interest on such notes will not convert into shares of Private Daré’s common stock. In addition, the holders of such notes issued pursuant to the new note purchase agreement are entitled to convert the value of any then outstanding notes plus unpaid and accrued interest plus an additional 20% of the principal amount of their notes into Qualified and Non-Qualified Equity Financings (with such terms having the same meaning as in the December 2015 note purchase agreement) at the price paid by investors in the Qualified and Non-Qualified Equity Financings. Each purchaser of notes pursuant to the new note purchase agreement also executed and delivered a counterpart signature page to the Daré Stock Purchase Agreement with Cerulean.

On July 19, 2017, Private Daré amended the notes to provide that (i) the interest on the notes be subject to compounding on an annual basis as of December 31 of each year and (ii) the number of shares of common stock issuable upon conversion of the convertible promissory notes issued prior to March 31, 2017 will be equal to the outstanding principal amount plus accrued interest through March 31, 2017 divided by $0.18727 (subject to stock splits, combinations and similar events) plus, in the case of the convertible promissory notes issued in December 2015, 25% of the principal amount plus accrued interest through March 31, 2017 divided by $0.18727 (subject to stock splits, combinations and similar events), and, in the case of the convertible promissory notes issued on or after November 18, 2016 (including certain of the amended convertible promissory notes originally issued in December 2015 the holders of which also participated in the November 2016 note offering), 40% of the principal amount plus accrued interest through March 31, 2017 divided by $0.18727 (subject to stock splits, combinations and similar events).

Immediately prior to the closing of the Daré Transaction, all of the convertible promissory notes of Private Daré, in aggregate principal of, and accrued interest on, were converted into shares of common stock of Private Daré and all of the outstanding shares of common stock and stock options of Private Daré were exchanged for shares of common stock of Cerulean pursuant to the exchange ratio defined in the Daré Stock Purchase Agreement. Please refer to Note 7, Subsequent Events.

Note 2. Convertible Promissory Notes

On December 4, 2015, the Company issued convertible promissory notes to certain investors, whereby the Company agreed to sell and the accredited investors agreed to purchase the convertible promissory notes in the aggregate principal amount of $500,000, the Initial Closing. The note purchase agreement provided for one or more additional closings through April 2, 2016 of sales of convertible promissory notes but limited total convertible promissory notes to $1.0 million in the aggregate. The notes mature on December 4, 2017, bear an annual interest rate of 8%, are secured by all the assets of the Company and convert upon the occurrence of a Qualified Equity Financing, defined as a transaction upon which the Company issues and sells shares of its Preferred Stock for aggregate gross proceeds of at least $10 million or at the option of the holder upon the occurrence of a Non-Qualified Equity Financing, defined as a transaction upon which the Company issues and sells shares of its Preferred Stock for aggregate gross proceeds of less than $10 million. The outstanding principal and unpaid and accrued interest convert at a conversion price based on the price paid for a share of preferred stock in the financing arrangement. The holders of the convertible promissory notes in the Initial Closing are entitled to convert the value of their notes plus unpaid and accrued interest into the Qualified and Non-Qualified Equity Financings at a 25% discount to the price paid by investors in the Qualified and Non-Qualified Equity Financings. In November of 2016, the Company amended the December 2015 note purchase agreement to allow for the issuance of additional notes. Following approval by existing noteholders of the amendment, the Company issued additional convertible promissory notes in the amount of $197,500, the Second Closing. The holders of the Second Closing of convertible promissory notes are entitled to convert the value of their notes plus unpaid and accrued interest into the Qualified and Non-Qualified Equity Financings at a 40% discount to the price paid by investors in the Qualified and Non-Qualified Equity Financings. Further, any holder of convertible promissory notes issued in the Initial Closing electing to purchase notes in the Second Closing in an amount greater than or equal to 50% of the value of notes purchased in the Initial Closing is entitled to a 40% conversion discount on all convertible notes held. In accordance with ASC 470-20, Debt – Debt with Conversion and Other Options, the Company will be required to recognize the value of the beneficial conversion feature into earnings upon the resolution of the contingency. As of December 31, 2016 and 2015, the outstanding principal balance of these secured convertible notes was $697,500 and $500,000, respectively, and the accrued and unpaid interest was $45,057 and $2,959, respectively.